Financing Expenses (Income), Net	6 Months Ended
Jun. 30, 2025
Financing Expenses (Income), Net [Abstract]
FINANCING EXPENSES (INCOME), NET

NOTE 4 - FINANCING EXPENSES (INCOME), NET

	Six-month period ended June 30,
	2025	2024
	Unaudited

Change in fair value of derivative warrant liability	-	577
Amortization of discount and accrued interest relating to straight loan received from commercial bank	30	52
Amortization of discount relating to loan received from controlling shareholder	-	10
Interest Income on bank deposits	(296)	(228)
Exchange rate differences and other finance expenses	22	(15)
	$(244)	$396